S000001112 [Member] Expense Example - Government Portfolio - Government Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	103
Expense Example, with Redemption, 10 Years	$ 245